Short-term Bank Loans	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Short-term Bank Loans

8. Short-term Bank Loans

As of June 30, 2025 and December 31, 2024, short-term bank loans consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Trade financing	$821,238	$1,510,249

On July 11, 2024, a financial institution in Singapore, granted the Group another banking facilities for 12 months through July 2025, comprising (i) a trade financing facility of US$2,000,000, with an interest rate of 1.65% per annum over the bank’s cost of funds and a financing period of up to 45 days for supplier invoices, and (ii) a foreign exchange facility of US$2,000,000, with a maximum tenor of 3 months. As of June 30, 2025 and December 31, 2024, only the trade financing facilities were drawn down, with an outstanding balance of $821,238 and $1,510,249, respectively. The outstanding as of December 31, 2024 and June 30, 2025 were fully repaid on January 21, 2025 and July 31, 2025, respectively. The banking facilities were guaranteed by the Company’s Chief Executive Officer.

No other significant covenants were noted in the Group’s banking facilities.

For the six months ended June 30, 2025 and 2024, the weighted average annual interest rates for the short-term bank loans were approximately 6.14% and 8.8%, respectively. Interest expenses for the six months ended June 30, 2025 and 2024, were $33,415 and $46,130, respectively.